Schedule of Investments (unaudited)
January 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.3%
Government National Mortgage Association
1.50%, 10/20/51	$362	$286,760
2.00%, 07/20/50	31	26,032
2.00%, 08/20/50	640	532,726
2.00%, 09/20/50	8,338	6,945,050
2.00%, 12/20/50	1,152	958,330
2.00%, 01/20/51	4,678	3,894,776
2.00%, 02/20/51	15,050	12,520,093
2.00%, 03/20/51	5,339	4,441,980
2.00%, 12/20/51	11,029	9,175,378
2.00%, 01/20/52	7,445	6,193,898
2.00%, 02/20/52	9,269	7,710,351
2.00%, 03/20/52	751	624,936
2.00%, 02/15/56(a)	1,544	1,283,784
2.50%, 01/15/28	1	512
2.50%, 02/20/28	1	1,264
2.50%, 01/20/31	42	40,473
2.50%, 07/20/35	818	776,735
2.50%, 04/20/43	10	9,103
2.50%, 12/20/46	933	822,412
2.50%, 01/20/47	91	79,906
2.50%, 06/20/50	2,542	2,204,560
2.50%, 08/20/50	9,210	7,882,489
2.50%, 09/20/50	3,265	2,794,942
2.50%, 01/20/51	2,664	2,310,141
2.50%, 02/20/51	4,403	3,814,909
2.50%, 05/20/51	7,731	6,698,370
2.50%, 07/20/51	9,054	7,844,696
2.50%, 08/20/51	7,824	6,779,111
2.50%, 09/20/51	5,819	5,041,514
2.50%, 12/20/51	3,349	2,901,795
2.50%, 03/20/52	3,169	2,745,641
2.50%, 04/20/52	4,889	4,236,486
2.50%, 05/20/52	775	671,423
2.50%, 06/20/52	908	786,659
2.50%, 02/19/56(a)	850	736,114
3.00%, 07/15/27	0	493
3.00%, 09/15/27	1	968
3.00%, 01/20/31	53	51,940
3.00%, 07/20/31	85	82,830
3.00%, 02/20/32	71	69,195
3.00%, 09/15/42	4	3,836
3.00%, 10/15/42	25	22,858
3.00%, 01/20/43	244	226,750
3.00%, 07/15/43	43	40,224
3.00%, 09/20/43	506	470,801
3.00%, 01/15/44	1,452	1,347,811
3.00%, 08/20/44	272	253,057
3.00%, 05/20/45	198	181,422
3.00%, 07/20/45	55	50,493
3.00%, 10/20/45	89	81,860
3.00%, 12/20/45	1,119	1,023,825
3.00%, 01/20/46	361	330,244
3.00%, 02/20/46	374	342,416
3.00%, 03/20/46	1,366	1,249,438
3.00%, 04/20/46	914	835,749
3.00%, 05/20/46	1,160	1,061,154
3.00%, 06/20/46	409	373,981
3.00%, 08/20/46	2,696	2,465,934
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/46	$1,761	$1,610,975
3.00%, 12/15/46	108	99,089
3.00%, 12/20/46	310	283,935
3.00%, 02/15/47	124	113,459
3.00%, 02/20/47	354	323,570
3.00%, 06/20/47	41	37,429
3.00%, 07/20/47	698	637,881
3.00%, 10/20/47	230	210,392
3.00%, 02/20/48	32	29,560
3.00%, 04/20/49	1,427	1,303,469
3.00%, 07/20/49	291	264,082
3.00%, 09/20/49	23	20,581
3.00%, 10/15/49	577	520,703
3.00%, 11/20/49	884	800,400
3.00%, 01/20/50	812	735,593
3.00%, 04/20/50	6,178	5,592,413
3.00%, 08/20/50	1,247	1,128,129
3.00%, 03/20/51	1,334	1,206,308
3.00%, 04/20/51	2,479	2,239,736
3.00%, 06/20/51	174	157,630
3.00%, 08/20/51	2,314	2,090,375
3.00%, 10/20/51	931	840,406
3.00%, 11/20/51	2,084	1,882,146
3.00%, 12/20/51	1,336	1,206,261
3.00%, 02/20/52	3,572	3,224,532
3.00%, 03/20/52	1,527	1,375,573
3.00%, 04/20/52	542	486,509
3.00%, 06/20/52	1,645	1,484,503
3.00%, 07/20/52	359	323,744
3.00%, 10/20/52	2,741	2,474,107
3.00%, 02/19/56(a)	1,325	1,196,143
3.50%, 02/15/26	0	4
3.50%, 11/15/26	0	118
3.50%, 02/20/27	1	520
3.50%, 01/20/31	17	17,298
3.50%, 07/20/32	51	50,274
3.50%, 09/15/41	3	2,727
3.50%, 06/20/42	1,942	1,825,555
3.50%, 09/15/42	6	5,612
3.50%, 09/20/42	85	80,135
3.50%, 10/15/42	3	2,681
3.50%, 10/20/42	200	189,478
3.50%, 11/15/42	17	16,150
3.50%, 11/20/42	656	621,078
3.50%, 12/20/42	70	66,158
3.50%, 02/20/43	601	569,299
3.50%, 03/15/43	23	21,582
3.50%, 05/15/43	22	21,403
3.50%, 06/15/43	97	91,840
3.50%, 04/20/45	195	183,036
3.50%, 06/20/45	72	67,687
3.50%, 09/20/45	2,150	2,021,463
3.50%, 11/20/45	8	7,369
3.50%, 12/20/45	54	50,447
3.50%, 03/20/46	273	255,814
3.50%, 04/20/46	43	40,431
3.50%, 06/20/46	415	389,967
3.50%, 07/20/46	2,447	2,297,140
3.50%, 11/20/46	7	6,940
3.50%, 12/20/46	104	97,551
3.50%, 01/20/47	37	35,002

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$91	$85,459
3.50%, 03/20/47	187	175,182
3.50%, 04/20/47	798	748,671
3.50%, 08/20/47	357	334,821
3.50%, 10/20/47	292	270,565
3.50%, 12/20/47	469	430,935
3.50%, 01/20/48	12	11,551
3.50%, 04/20/48	77	72,185
3.50%, 05/20/48	241	226,574
3.50%, 09/20/48	26	24,016
3.50%, 11/20/48	489	459,023
3.50%, 03/20/49	5,670	5,323,165
3.50%, 09/20/49	153	143,159
3.50%, 10/20/49	185	172,951
3.50%, 12/20/49	826	770,839
3.50%, 04/20/50	2,720	2,538,041
3.50%, 05/20/50	272	253,454
3.50%, 04/20/52	1,109	1,029,396
3.50%, 07/20/52	3,374	3,131,409
3.50%, 08/20/52	380	352,780
3.50%, 11/20/52	4,873	4,521,862
3.50%, 12/20/52	2,621	2,432,696
3.50%, 06/20/53	346	322,908
3.50%, 02/20/55	100	91,968
3.50%, 02/19/56(a)	4,500	4,121,769
4.00%, 03/20/26	0	13
4.00%, 07/20/26	0	49
4.00%, 02/15/41	5	4,557
4.00%, 03/15/41	4	3,922
4.00%, 04/15/41	16	15,191
4.00%, 05/15/41	4	3,610
4.00%, 12/15/41	5	4,654
4.00%, 01/15/42	4	4,023
4.00%, 02/15/42	14	13,197
4.00%, 03/15/42	25	24,187
4.00%, 05/15/42	6	5,519
4.00%, 08/15/42	5	5,350
4.00%, 09/20/42	154	149,603
4.00%, 04/15/44	21	20,573
4.00%, 05/15/44	35	33,490
4.00%, 08/20/44	18	17,147
4.00%, 10/20/44	191	184,552
4.00%, 03/20/45	780	755,720
4.00%, 08/15/45	2,359	2,282,075
4.00%, 08/20/45	304	294,563
4.00%, 09/20/45	4,742	4,592,197
4.00%, 10/20/45	4	3,694
4.00%, 01/20/46	6	6,203
4.00%, 03/20/46	74	71,268
4.00%, 07/20/46	7	6,905
4.00%, 09/20/46	215	207,494
4.00%, 11/20/46	83	80,289
4.00%, 12/15/46	14	13,714
4.00%, 05/20/47	21	20,345
4.00%, 06/20/47	1,203	1,163,162
4.00%, 07/20/47	243	234,213
4.00%, 08/20/47	5	4,551
4.00%, 11/20/47	72	69,072
4.00%, 03/20/48	46	44,460
4.00%, 04/20/48	321	308,483
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/48	$2,491	$2,399,591
4.00%, 06/20/48	876	843,685
4.00%, 07/20/48	262	251,903
4.00%, 11/20/48	429	412,891
4.00%, 09/15/49	151	145,386
4.00%, 01/20/50	340	327,330
4.00%, 02/20/50	7	7,067
4.00%, 09/20/52	720	687,478
4.00%, 10/20/52	1,825	1,742,328
4.00%, 12/20/52	468	446,229
4.00%, 05/20/53	1,112	1,061,198
4.00%, 06/20/53	2,276	2,172,681
4.00%, 03/20/54	189	179,253
4.00%, 12/20/54	2,414	2,283,701
4.00%, 03/20/55	125	118,169
4.00%, 02/15/56(a)	2,525	2,387,339
4.50%, 08/15/39	53	52,806
4.50%, 07/15/40	13	13,294
4.50%, 08/15/40	24	24,097
4.50%, 07/20/41	1,064	1,067,280
4.50%, 11/20/45	139	139,093
4.50%, 08/20/46	230	230,675
4.50%, 09/20/46	35	35,371
4.50%, 10/20/46	39	39,354
4.50%, 11/20/46	39	39,199
4.50%, 04/20/47	4	3,738
4.50%, 06/20/47	5	4,646
4.50%, 07/20/47	1,634	1,629,886
4.50%, 02/20/48	220	219,023
4.50%, 06/20/48	15	14,624
4.50%, 07/20/48	91	90,764
4.50%, 08/20/48	80	79,044
4.50%, 09/20/48	915	908,521
4.50%, 10/20/48	646	641,218
4.50%, 12/20/48	682	675,573
4.50%, 01/20/49	459	455,348
4.50%, 03/20/49	11	10,976
4.50%, 06/20/49	438	434,776
4.50%, 08/20/49	132	130,631
4.50%, 10/20/49	96	95,354
4.50%, 01/20/50	511	507,374
4.50%, 08/20/52	342	337,310
4.50%, 10/20/52	1,968	1,941,054
4.50%, 03/20/53	5,056	4,976,730
4.50%, 05/20/53	1,086	1,066,388
4.50%, 06/20/53	3,993	3,920,009
4.50%, 07/20/53	2,207	2,165,959
4.50%, 09/20/53	981	963,105
4.50%, 04/20/54	1,163	1,137,742
4.50%, 10/20/54	1,159	1,132,787
4.50%, 11/20/54	2,191	2,140,915
4.50%, 12/20/54	1,617	1,580,526
4.50%, 02/19/56(a)	3,275	3,197,608
5.00%, 07/15/39	12	12,659
5.00%, 07/20/42	76	77,328
5.00%, 07/20/46	29	29,862
5.00%, 04/20/48	31	31,184
5.00%, 05/20/48	161	163,678
5.00%, 11/20/48	37	37,248
5.00%, 12/20/48	36	36,433
5.00%, 01/20/49	105	106,426

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/49	$7	$6,731
5.00%, 09/20/50	137	140,724
5.00%, 07/20/52	3,055	3,075,305
5.00%, 08/20/52	723	728,187
5.00%, 09/20/52	1,549	1,558,696
5.00%, 12/20/52	2,643	2,659,006
5.00%, 01/20/53	944	949,704
5.00%, 04/20/53	2,507	2,519,113
5.00%, 05/20/53	4,968	4,996,462
5.00%, 06/20/53	957	960,722
5.00%, 07/20/53	3,785	3,801,007
5.00%, 11/20/53	970	973,590
5.00%, 02/20/54	1,208	1,212,243
5.00%, 09/20/54	470	470,349
5.00%, 10/20/54	366	366,231
5.00%, 11/20/54	6,457	6,462,143
5.00%, 12/20/54	2,602	2,603,262
5.00%, 08/20/55	3,488	3,488,251
5.00%, 01/20/56	2,000	2,000,838
5.00%, 02/19/56(a)	6,868	6,866,566
5.50%, 10/15/38	9	9,010
5.50%, 07/20/40	127	132,202
5.50%, 12/20/52	2,273	2,319,579
5.50%, 01/20/53	921	939,549
5.50%, 03/20/53	534	543,993
5.50%, 04/20/53	7,938	8,089,140
5.50%, 05/20/53	858	874,053
5.50%, 06/20/53	142	144,917
5.50%, 09/20/53	2,613	2,660,820
5.50%, 11/20/53	2,101	2,139,412
5.50%, 01/20/54	3,521	3,584,090
5.50%, 04/20/54	1,081	1,097,529
5.50%, 07/20/54	842	854,232
5.50%, 08/20/54	1,016	1,031,053
5.50%, 10/20/54	4,406	4,465,672
5.50%, 11/20/54	1,467	1,486,198
5.50%, 12/20/54	830	841,403
5.50%, 01/20/55	2,879	2,917,008
5.50%, 06/20/55	392	396,065
5.50%, 10/20/55	9,128	9,244,118
5.50%, 11/20/55	3,488	3,533,093
5.50%, 12/20/55	1,996	2,023,310
5.50%, 01/20/56	575	582,974
5.50%, 02/19/56(a)	500	505,461
5.50%, 02/20/56	1,075	1,090,996
6.00%, 09/20/38	12	12,727
6.00%, 02/20/53	177	183,124
6.00%, 09/20/53	2,040	2,098,953
6.00%, 10/20/53	991	1,018,994
6.00%, 12/20/53	812	835,457
6.00%, 06/20/54	625	641,165
6.00%, 08/20/54	5,004	5,131,675
6.00%, 09/20/54	1,541	1,579,725
6.00%, 10/20/54	2,268	2,325,595
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/20/54	$1,065	$1,092,508
6.00%, 07/20/55	1,915	1,960,534
6.00%, 08/20/55	2,215	2,266,706
6.00%, 09/20/55	4,954	5,070,895
6.00%, 10/20/55	359	368,106
6.00%, 11/20/55	448	460,012
6.00%, 02/19/56(a)	4,705	4,812,613
6.00%, 03/19/56(a)	2,175	2,216,930
6.50%, 10/20/53	2,569	2,667,481
6.50%, 06/20/54	475	491,462
6.50%, 02/15/55(a)	1,350	1,395,963
6.50%, 06/20/55	1,327	1,373,912
6.50%, 07/20/55	1,636	1,690,647
6.50%, 08/20/55	2,536	2,622,224
6.50%, 09/20/55	2,194	2,272,019
6.50%, 11/20/55	700	726,355
		396,693,078
Total Long-Term Investments — 99.3% (Cost: $409,409,691)		396,693,078
	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	33,310,000	33,310,000
Total Short-Term Securities — 8.3% (Cost: $33,310,000)		33,310,000
Total Investments Before TBA Sales Commitments — 107.6% (Cost: $442,719,691)		430,003,078
	Par (000)
TBA Sales Commitments(a)
Mortgage-Backed Securities — (0.6)%
Government National Mortgage Association, 6.00%, 02/19/56	$(2,175)	(2,224,747)
Total TBA Sales Commitments — (0.6)% (Proceeds: $(2,220,879))		(2,224,747)
Total Investments, Net of TBA Sales Commitments — 107.0% (Cost: $440,498,812)		427,778,331
Liabilities in Excess of Other Assets — (7.0)%		(28,041,272)
Net Assets — 100.0%		$399,737,059

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GNMA Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,420,000	$—	$(3,110,000)(a)	$—	$—	$33,310,000	33,310,000	$317,690	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$396,693,078	$—	$396,693,078
Short-Term Securities
Money Market Funds	33,310,000	—	—	33,310,000
Liabilities
Investments
TBA Sales Commitments	—	(2,224,747)	—	(2,224,747)
	$33,310,000	$394,468,331	$—	$427,778,331

Portfolio Abbreviation
TBA	To-Be-Announced